Note 13 - Income Taxes (Details) - Components of Income Tax Expense (Benefit) (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Federal-
Current											$ 3,089,047	$ 1,238,594
Deferred											(1,415,505)	(79,149)
											1,673,542	1,159,445
State-
Current											675,260	271,372
Deferred											(376,837)	(139,686)
											298,423	131,686
	$ 438,642	$ 523,038	$ 593,808	$ 416,477	$ 363,646	$ 496,658	$ 94,650	$ 336,177	$ 1,741,974	$ 1,533,323	$ 1,971,965	$ 1,291,131